Distribution Date:	01/18/23	BANK 2021-BNK31
Determination Date:	01/11/23
Next Distribution Date:	02/17/23
Record Date:	12/30/22	Commercial Mortgage Pass-Through Certificates
Series 2021-BNK31

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		General Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5-7
			BANK 2021-BNK31 Asset Manager		commercial.servicing@wellsfargo.com
Exchangeable Certificate Factor Detail	8
			Three Wells Fargo, MAC D1050-084, 401 South Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	9	General Special Servicer	KeyBank National Association
Bond / Collateral Reconciliation - Cash Flows	10		Alan Williams		keybank_notices@keybank.com
Bond / Collateral Reconciliation - Balances	11		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Current Mortgage Loan and Property Stratification	12-16	NCB Master Servicer & NCB	National Cooperative Bank, N.A.
		Special Servicer
Mortgage Loan Detail (Part 1)	17-19
			Attention: Kathleen Luzik, Chief Operating Officer		kluzik@ncb.coop
Mortgage Loan Detail (Part 2)	20-22		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Principal Prepayment Detail	23	Operating Advisor & Asset	Park Bridge Lender Services LLC
Historical Detail	24	Representations Reviewer
			BANK 2021-BNK31 - Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Delinquency Loan Detail	25
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	26
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	27		Bank, N.A.
Specially Serviced Loan Detail - Part 2	28		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Modified Loan Detail	29		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	30	Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	31		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Interest Shortfall Detail - Collateral Level	32		1100 North Market Street | Wilmington, DE 19890 | United States
Supplemental Notes	33

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 33

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541AAZ3	0.455000%	24,155,000.00	16,783,166.03	349,062.89	6,363.62	0.00	0.00	355,426.51	16,434,103.14	30.27%	30.00%
A-SB	06541ABA7	1.739000%	27,859,000.00	27,859,000.00	0.00	40,372.33	0.00	0.00	40,372.33	27,859,000.00	30.27%	30.00%
A-3	06541ABB5	1.771000%	252,000,000.00	252,000,000.00	0.00	371,910.00	0.00	0.00	371,910.00	252,000,000.00	30.27%	30.00%
A-4	06541ABG4	2.036000%	297,934,000.00	297,934,000.00	0.00	505,494.69	0.00	0.00	505,494.69	297,934,000.00	30.27%	30.00%
A-S	06541ABP4	2.211000%	94,592,000.00	94,592,000.00	0.00	174,285.76	0.00	0.00	174,285.76	94,592,000.00	19.17%	19.00%
B	06541ABU3	2.383000%	37,622,000.00	37,622,000.00	0.00	74,711.02	0.00	0.00	74,711.02	37,622,000.00	14.76%	14.63%
C	06541ABZ2	2.545000%	34,397,000.00	34,397,000.00	0.00	72,950.30	0.00	0.00	72,950.30	34,397,000.00	10.72%	10.63%
D	06541AAJ9	2.500000%	21,499,000.00	21,499,000.00	0.00	44,789.58	0.00	0.00	44,789.58	21,499,000.00	8.20%	8.13%
E	06541AAL4	2.500000%	16,123,000.00	16,123,000.00	0.00	33,589.58	0.00	0.00	33,589.58	16,123,000.00	6.31%	6.25%
F	06541AAN0	2.190105%	17,199,000.00	17,199,000.00	0.00	31,389.68	0.00	0.00	31,389.68	17,199,000.00	4.29%	4.25%
G	06541AAQ3	2.190105%	8,599,000.00	8,599,000.00	0.00	15,693.93	0.00	0.00	15,693.93	8,599,000.00	3.28%	3.25%
H*	06541AAS9	2.190105%	27,948,084.00	27,948,084.00	0.00	50,087.39	0.00	0.00	50,087.39	27,948,084.00	0.00%	0.00%
V	06541AAU4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541AAW0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2QMP36	3.190105%	45,259,320.22	44,871,328.95	18,371.73	119,238.45	0.00	0.00	137,610.18	44,852,957.22	0.00%	0.00%
Regular SubTotal			905,186,404.22	897,426,578.98	367,434.62	1,540,876.33	0.00	0.00	1,908,310.95	897,059,144.36

X-A	06541ABM1	1.324964%	601,948,000.00	594,576,166.03	0.00	656,493.17	0.00	0.00	656,493.17	594,227,103.14
X-B	06541ABN9	0.871312%	166,611,000.00	166,611,000.00	0.00	120,975.11	0.00	0.00	120,975.11	166,611,000.00
X-D	06541AAA8	0.690105%	37,622,000.00	37,622,000.00	0.00	21,635.95	0.00	0.00	21,635.95	37,622,000.00
X-F	06541AAC4	1.000000%	17,199,000.00	17,199,000.00	0.00	14,332.50	0.00	0.00	14,332.50	17,199,000.00
X-G	06541AAE0	1.000000%	8,599,000.00	8,599,000.00	0.00	7,165.83	0.00	0.00	7,165.83	8,599,000.00
X-H	06541AAG5	1.000000%	27,948,084.00	27,948,084.00	0.00	23,290.07	0.00	0.00	23,290.07	27,948,084.00
Notional SubTotal			859,927,084.00	852,555,250.03	0.00	843,892.63	0.00	0.00	843,892.63	852,206,187.14

Deal Distribution Total					367,434.62	2,384,768.96	0.00	0.00	2,752,203.58

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 33

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541AAZ3	694.81126185	14.45095798	0.26344939	0.00000000	0.00000000	0.00000000	0.00000000	14.71440737	680.36030387
A-SB	06541ABA7	1,000.00000000	0.00000000	1.44916652	0.00000000	0.00000000	0.00000000	0.00000000	1.44916652	1,000.00000000
A-3	06541ABB5	1,000.00000000	0.00000000	1.47583333	0.00000000	0.00000000	0.00000000	0.00000000	1.47583333	1,000.00000000
A-4	06541ABG4	1,000.00000000	0.00000000	1.69666668	0.00000000	0.00000000	0.00000000	0.00000000	1.69666668	1,000.00000000
A-S	06541ABP4	1,000.00000000	0.00000000	1.84250000	0.00000000	0.00000000	0.00000000	0.00000000	1.84250000	1,000.00000000
B	06541ABU3	1,000.00000000	0.00000000	1.98583329	0.00000000	0.00000000	0.00000000	0.00000000	1.98583329	1,000.00000000
C	06541ABZ2	1,000.00000000	0.00000000	2.12083321	0.00000000	0.00000000	0.00000000	0.00000000	2.12083321	1,000.00000000
D	06541AAJ9	1,000.00000000	0.00000000	2.08333318	0.00000000	0.00000000	0.00000000	0.00000000	2.08333318	1,000.00000000
E	06541AAL4	1,000.00000000	0.00000000	2.08333313	0.00000000	0.00000000	0.00000000	0.00000000	2.08333313	1,000.00000000
F	06541AAN0	1,000.00000000	0.00000000	1.82508751	0.00000000	0.00000000	0.00000000	0.00000000	1.82508751	1,000.00000000
G	06541AAQ3	1,000.00000000	0.00000000	1.82508780	0.00000000	0.00000000	0.00000000	0.00000000	1.82508780	1,000.00000000
H	06541AAS9	1,000.00000000	0.00000000	1.79215827	0.03292927	0.16696422	0.00000000	0.00000000	1.79215827	1,000.00000000
V	06541AAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541AAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2QMP36	991.42737301	0.40592147	2.63456122	0.00107028	0.00549235	0.00000000	0.00000000	3.04048270	991.02145154

Notional Certificates
X-A	06541ABM1	987.75337077	0.00000000	1.09061442	0.00000000	0.00000000	0.00000000	0.00000000	1.09061442	987.17348200
X-B	06541ABN9	1,000.00000000	0.00000000	0.72609318	0.00000000	0.00000000	0.00000000	0.00000000	0.72609318	1,000.00000000
X-D	06541AAA8	1,000.00000000	0.00000000	0.57508771	0.00000000	0.00000000	0.00000000	0.00000000	0.57508771	1,000.00000000
X-F	06541AAC4	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-G	06541AAE0	1,000.00000000	0.00000000	0.83333295	0.00000000	0.00000000	0.00000000	0.00000000	0.83333295	1,000.00000000
X-H	06541AAG5	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 33

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/22 - 12/30/22	30	0.00	6,363.62	0.00	6,363.62	0.00	0.00	0.00	6,363.62	0.00
A-SB	12/01/22 - 12/30/22	30	0.00	40,372.33	0.00	40,372.33	0.00	0.00	0.00	40,372.33	0.00
A-3	12/01/22 - 12/30/22	30	0.00	371,910.00	0.00	371,910.00	0.00	0.00	0.00	371,910.00	0.00
A-4	12/01/22 - 12/30/22	30	0.00	505,494.69	0.00	505,494.69	0.00	0.00	0.00	505,494.69	0.00
X-A	12/01/22 - 12/30/22	30	0.00	656,493.17	0.00	656,493.17	0.00	0.00	0.00	656,493.17	0.00
X-B	12/01/22 - 12/30/22	30	0.00	120,975.11	0.00	120,975.11	0.00	0.00	0.00	120,975.11	0.00
X-D	12/01/22 - 12/30/22	30	0.00	21,635.95	0.00	21,635.95	0.00	0.00	0.00	21,635.95	0.00
X-F	12/01/22 - 12/30/22	30	0.00	14,332.50	0.00	14,332.50	0.00	0.00	0.00	14,332.50	0.00
X-G	12/01/22 - 12/30/22	30	0.00	7,165.83	0.00	7,165.83	0.00	0.00	0.00	7,165.83	0.00
X-H	12/01/22 - 12/30/22	30	0.00	23,290.07	0.00	23,290.07	0.00	0.00	0.00	23,290.07	0.00
A-S	12/01/22 - 12/30/22	30	0.00	174,285.76	0.00	174,285.76	0.00	0.00	0.00	174,285.76	0.00
B	12/01/22 - 12/30/22	30	0.00	74,711.02	0.00	74,711.02	0.00	0.00	0.00	74,711.02	0.00
C	12/01/22 - 12/30/22	30	0.00	72,950.30	0.00	72,950.30	0.00	0.00	0.00	72,950.30	0.00
D	12/01/22 - 12/30/22	30	0.00	44,789.58	0.00	44,789.58	0.00	0.00	0.00	44,789.58	0.00
E	12/01/22 - 12/30/22	30	0.00	33,589.58	0.00	33,589.58	0.00	0.00	0.00	33,589.58	0.00
F	12/01/22 - 12/30/22	30	0.00	31,389.68	0.00	31,389.68	0.00	0.00	0.00	31,389.68	0.00
G	12/01/22 - 12/30/22	30	0.00	15,693.93	0.00	15,693.93	0.00	0.00	0.00	15,693.93	0.00
H	12/01/22 - 12/30/22	30	3,739.19	51,007.71	0.00	51,007.71	920.31	0.00	0.00	50,087.39	4,666.33
RR Interest	12/01/22 - 12/30/22	30	199.61	119,286.89	0.00	119,286.89	48.44	0.00	0.00	119,238.45	248.58
Totals			3,938.80	2,385,737.72	0.00	2,385,737.72	968.75	0.00	0.00	2,384,768.96	4,914.91

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 33

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-3 (Cert)	06541ABB5	1.771000%	252,000,000.00	252,000,000.00	0.00	371,910.00	0.00	0.00	371,910.00	252,000,000.00
A-3 (Exch)	06541ABB5	1.771000%	252,000,000.00	252,000,000.00	0.00	371,910.00	0.00	0.00	371,910.00	252,000,000.00
A-3-1	06541ABC3	N/A	252,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-1	06541ABC3	N/A	252,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06541ABD1	N/A	252,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06541ABD1	N/A	252,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06541ABE9	N/A	252,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06541ABF6	N/A	252,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	06541ABG4	2.036000%	297,934,000.00	297,934,000.00	0.00	505,494.69	0.00	0.00	505,494.69	297,934,000.00
A-4 (Exch)	06541ABG4	2.036000%	297,934,000.00	297,934,000.00	0.00	505,494.69	0.00	0.00	505,494.69	297,934,000.00
A-4-1	06541ABH2	N/A	297,934,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-1	06541ABH2	N/A	297,934,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06541ABJ8	N/A	297,934,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06541ABJ8	N/A	297,934,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06541ABK5	N/A	297,934,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06541ABL3	N/A	297,934,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	06541ABP4	2.211000%	94,592,000.00	94,592,000.00	0.00	174,285.76	0.00	0.00	174,285.76	94,592,000.00
A-S (Exch)	06541ABP4	2.211000%	94,592,000.00	94,592,000.00	0.00	174,285.76	0.00	0.00	174,285.76	94,592,000.00
A-S-1	06541ABQ2	N/A	94,592,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	06541ABQ2	N/A	94,592,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06541ABR0	N/A	94,592,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06541ABR0	N/A	94,592,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06541ABS8	N/A	94,592,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06541ABT6	N/A	94,592,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Exch)	06541ABU3	2.383000%	37,622,000.00	37,622,000.00	0.00	74,711.02	0.00	0.00	74,711.02	37,622,000.00
B-1	06541ABV1	N/A	37,622,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06541ABW9	N/A	37,622,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	06541ABZ2	2.545000%	34,397,000.00	34,397,000.00	0.00	72,950.30	0.00	0.00	72,950.30	34,397,000.00
C (Exch)	06541ABZ2	2.545000%	34,397,000.00	34,397,000.00	0.00	72,950.30	0.00	0.00	72,950.30	34,397,000.00
C-1	06541ACA6	N/A	34,397,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-1	06541ACA6	N/A	34,397,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06541ACB4	N/A	34,397,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06541ACB4	N/A	34,397,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 33

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
C-X1	06541ACC2	N/A	34,397,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			5,509,853,000.00	1,395,468,000.00	0.00	2,323,992.52	0.00	0.00	2,323,992.52	1,395,468,000.00
								Exchangeable Certificate Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 33

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution Interest Distribution		Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
B (Cert)	06541ABU3	2.383000%	37,622,000.00	37,622,000.00	0.00	74,711.02	0.00	0.00	74,711.02	37,622,000.00
B-1	06541ABV1	N/A	37,622,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06541ABW9	N/A	37,622,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06541ABX7	N/A	37,622,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06541ABY5	N/A	37,622,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06541ACD0	N/A	34,397,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			222,507,000.00	37,622,000.00	0.00	74,711.02	0.00	0.00	74,711.02	37,622,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 33

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
B (Cert)	06541ABU3	1,000.00000000	0.00000000	1.98583329	0.00000000	0.00000000	0.00000000	0.00000000	1.98583329	1,000.00000000
B-2	06541ABW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
B-X1	06541ABX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06541ABY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06541ACD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 8 of 33

	Additional Information
Total Available Distribution Amount (1)	2,752,203.58
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 9 of 33

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,482,852.55	Master Servicing Fee	9,313.74
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,286.39
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	386.39
ARD Interest	0.00	Operating Advisor Fee	1,097.35
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	216.38
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,482,852.55	Total Fees	17,590.25

Principal		Expenses/Reimbursements
Scheduled Principal	367,434.62	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	968.75
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	367,434.62	Total Expenses/Reimbursements	968.75

		Interest Reserve Deposit	79,524.59

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,384,768.96
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	367,434.62
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,752,203.58
Total Funds Collected	2,850,287.17	Total Funds Distributed	2,850,287.17

© 2021 Computershare. All rights reserved. Confidential.			Page 10 of 33

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	897,426,579.01	897,426,579.01	Beginning Certificate Balance	897,426,578.98
(-) Scheduled Principal Collections	367,434.62	367,434.62	(-) Principal Distributions	367,434.62
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	897,059,144.39	897,059,144.39	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	897,426,579.00	897,426,579.00	Ending Certificate Balance	897,059,144.36
Ending Actual Collateral Balance	897,059,144.38	897,059,144.38

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.03)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.03)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.19%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 11 of 33

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	2	1,885,818.93	0.21%	95	3.1816	(0.364830)	1.50 or less	15	70,988,178.11	7.91%	95	3.0704	1.102662
1,000,001 to 2,000,000	8	13,547,560.23	1.51%	96	3.4054	1.550116	1.51 to 1.75	2	10,125,908.29	1.13%	97	3.0795	1.593219
2,000,001 to 3,000,000	7	17,897,352.17	2.00%	96	3.4409	1.730030	1.76 to 2.00	4	45,100,000.00	5.03%	96	3.1722	1.872018
3,000,001 to 4,000,000	5	17,283,408.29	1.93%	96	3.4511	2.819411	2.01 to 2.25	6	60,967,315.95	6.80%	92	3.8269	2.104209
4,000,001 to 5,000,000	5	22,645,000.00	2.52%	96	3.5805	3.449002	2.26 to 2.50	6	97,720,310.43	10.89%	90	3.9744	2.414141
5,000,001 to 6,000,000	2	11,700,000.00	1.30%	96	3.6448	2.208195	2.51 to 2.75	6	78,743,000.00	8.78%	95	3.3292	2.701031
6,000,001 to 7,000,000	1	7,000,000.00	0.78%	97	2.9900	1.550000	2.76 to 3.00	7	151,824,000.00	16.92%	96	3.4192	2.837873
7,000,001 to 8,000,000	1	8,000,000.00	0.89%	96	3.1900	4.579900	3.01 or greater	21	381,590,431.61	42.54%	95	2.8487	3.639621
8,000,001 to 9,000,000	4	35,058,189.89	3.91%	96	3.4661	2.205185	Totals	67	897,059,144.39	100.00%	95	3.2129	2.870964
9,000,001 to 10,000,000	3	29,050,310.43	3.24%	96	3.7307	2.595291
10,000,001 to 15,000,000	9	123,240,556.19	13.74%	96	3.3640	2.846781
15,000,001 to 20,000,000	6	110,668,860.90	12.34%	95	2.8315	3.552416
20,000,001 to 30,000,000	5	117,597,655.75	13.11%	93	3.2167	2.665569
30,000,001 or greater	9	381,484,431.61	42.53%	94	3.1523	2.919760
Totals	67	897,059,144.39	100.00%	95	3.2129	2.870964
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 33

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	4	25,467,694.75	2.84%	96	3.3988	2.790739	Oklahoma	1	818,524.97	0.09%	96	3.4520	2.838400
Alaska	1	8,450,000.00	0.94%	96	3.6000	2.309100	Oregon	1	18,000,000.00	2.01%	95	3.2200	2.700700
Arizona	3	11,020,540.33	1.23%	95	3.0300	3.162219	Pennsylvania	7	42,376,335.89	4.72%	96	3.5408	2.601754
Arkansas	1	1,555,096.56	0.17%	95	3.2050	2.740300	Rhode Island	1	5,757,976.56	0.64%	96	2.8000	3.716900
California	11	222,970,000.00	24.86%	95	3.2483	3.158724	Tennessee	3	15,112,970.16	1.68%	96	2.9249	1.909709
Colorado	1	912,970.16	0.10%	96	3.4520	2.838400	Texas	13	24,637,508.93	2.75%	96	3.2405	3.087517
Connecticut	2	11,073,099.23	1.23%	96	3.3473	2.772666	Virginia	2	5,236,425.01	0.58%	95	3.2050	2.740300
Florida	5	93,165,556.20	10.39%	87	4.0239	2.409296	Washington	3	17,536,473.74	1.95%	97	3.4170	3.107560
Georgia	4	11,980,831.01	1.34%	96	3.1512	2.336432	West Virginia	1	3,307,500.00	0.37%	96	3.7900	3.061900
Idaho	2	1,996,454.71	0.22%	96	2.8000	3.716900	Wisconsin	2	2,290,648.28	0.26%	96	3.3680	2.767936
Illinois	6	44,736,316.47	4.99%	95	3.0769	1.951090	Totals	126	897,059,144.39	100.00%	95	3.2129	2.870964
Indiana	3	6,081,999.31	0.68%	96	3.4367	2.832311
									Property Type³
Iowa	1	3,545,941.00	0.40%	96	3.4121	2.775400
Kansas	2	2,801,759.76	0.31%	96	4.0400	2.217400		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kentucky	2	12,750,000.00	1.42%	96	2.8910	1.850000		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	1	837,828.15	0.09%	95	3.2050	2.740300	Industrial	8	130,644,000.00	14.56%	96	3.3694	2.941839
Maryland	1	2,000,000.00	0.22%	95	3.8170	2.115100	Mixed Use	2	14,801,000.00	1.65%	97	3.6322	2.899821
Massachusetts	1	20,000,000.00	2.23%	94	3.1500	3.788000	Mobile Home Park	2	2,801,759.76	0.31%	96	4.0400	2.217400
Michigan	4	22,780,872.28	2.54%	96	3.4902	3.144492	Multi-Family	19	67,460,421.81	7.52%	96	3.2153	1.439647
Nevada	2	14,988,944.02	1.67%	96	3.3122	3.767885	Office	20	303,285,431.92	33.81%	95	2.8275	3.054074
New Hampshire	1	1,982,254.23	0.22%	96	2.8000	3.716900	Other	1	2,000,000.00	0.22%	95	3.8170	2.115100
New Jersey	1	4,650,000.00	0.52%	96	3.2400	3.943500	Retail	46	229,877,520.46	25.63%	92	3.6508	2.711437
New York	24	187,590,179.99	20.91%	95	2.5989	2.708816	Self Storage	28	146,189,008.79	16.30%	96	3.1167	3.016460
North Carolina	1	5,131,521.96	0.57%	96	3.4520	2.838400	Totals	126	897,059,144.39	100.00%	95	3.2129	2.870964
Ohio	8	43,514,919.08	4.85%	96	3.4238	2.812295

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 13 of 33

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.000% or less	15	300,547,957.08	33.50%	95	2.6242	3.131405	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.0001% to 3.250%	9	101,923,319.14	11.36%	95	3.1746	3.317048	13 months to 24 months	48	467,417,479.82	52.11%	96	3.3082	2.683960
	3.2501% to 3.500%	27	308,763,297.98	34.42%	96	3.3631	2.729601	25 months to 36 months	19	429,641,664.57	47.89%	93	3.1093	3.074410
	3.5001% to 3.7500%	5	50,645,000.00	5.65%	96	3.6206	2.784853	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	3.7501% to 4.0000%	5	34,557,500.00	3.85%	97	3.8212	2.184969	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	5	96,122,070.19	10.72%	88	4.1267	2.373686	Totals	67	897,059,144.39	100.00%	95	3.2129	2.870964
	4.2501% or greater	1	4,500,000.00	0.50%	96	4.3200	1.931600
	Totals	67	897,059,144.39	100.00%	95	3.2129	2.870964
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 33

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	120 months or less	66	893,933,236.10	99.65%	95	3.2127	2.875093	Interest Only	53	782,454,070.19	87.22%	95	3.2430	2.989342
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	294 months or less	4	65,929,096.18	7.35%	95	2.8635	2.651443
	Totals	66	893,933,236.10	99.65%	95	3.2127	2.875093	295 months or greater	9	45,550,069.73	5.08%	96	3.1976	1.236256
								Totals	66	893,933,236.10	99.65%	95	3.2127	2.875093
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 33

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		7	166,717,845.64	18.58%	94	3.0524	2.845232	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	44	692,071,652.19	77.15%	95	3.2497	2.959139	61 months or greater	1	3,125,908.29	0.35%	97	3.2800	1.690000
	13 months or greater	16	38,269,646.56	4.27%	96	3.2476	1.388488	Totals	1	3,125,908.29	0.35%	97	3.2800	1.690000
	Totals	67	897,059,144.39	100.00%	95	3.2129	2.870964
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 16 of 33

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310956798	IN	McClellan	CA	Actual/360	3.309%	153,868.50	0.00	0.00	N/A	12/11/30	--	54,000,000.00	54,000,000.00	01/11/23
1A	310956799				Actual/360	3.309%	102,579.00	0.00	0.00	N/A	12/11/30	--	36,000,000.00	36,000,000.00	01/11/23
2	453012424	OF	New York	NY	Actual/360	1.938%	100,105.20	0.00	0.00	N/A	12/05/30	--	60,000,000.00	60,000,000.00	01/05/23
2A	453012427				Actual/360	1.938%	33,368.40	0.00	0.00	N/A	12/05/30	--	20,000,000.00	20,000,000.00	01/05/23
3	300802135	RT	Miami	FL	Actual/360	4.133%	195,719.79	0.00	0.00	N/A	03/01/30	--	55,000,000.00	55,000,000.00	01/01/23
3A	300802140				Actual/360	4.133%	88,963.54	0.00	0.00	N/A	03/01/30	--	25,000,000.00	25,000,000.00	01/01/23
4	300802153	Various Various		Various	Actual/360	3.412%	118,981.70	0.00	0.00	N/A	01/01/31	--	40,495,000.00	40,495,000.00	01/01/23
5	453012431	OF	New York	NY	Actual/360	2.829%	36,541.25	0.00	0.00	N/A	12/01/30	--	15,000,000.00	15,000,000.00	01/01/23
5A	453012423				Actual/360	2.829%	56,029.92	0.00	0.00	N/A	12/01/30	--	23,000,000.00	23,000,000.00	01/01/23
6	610956465	Various Various		Various	Actual/360	3.452%	111,661.08	0.00	0.00	N/A	01/11/31	--	37,564,000.00	37,564,000.00	01/11/23
7	300802158	SS	Various	Various	Actual/360	2.800%	84,419.38	87,214.18	0.00	01/01/31	01/01/46	--	35,012,645.79	34,925,431.61	01/01/23
8	300802121	OF	Chicago	IL	Actual/360	2.935%	2,250.05	4,456.33	0.00	N/A	11/01/30	--	890,275.26	885,818.93	01/01/23
8A	300802165				Actual/360	2.935%	22,500.47	44,563.22	0.00	N/A	11/01/30	--	8,902,753.11	8,858,189.89	01/01/23
8B	300802125				Actual/360	2.935%	54,001.13	106,951.73	0.00	N/A	11/01/30	--	21,366,607.48	21,259,655.75	01/01/23
9	610956461	SS	Various	Various	Actual/360	2.891%	81,156.79	0.00	0.00	N/A	01/11/31	--	32,600,000.00	32,600,000.00	01/11/23
10	610956478	OF	San Jose	CA	Actual/360	3.279%	87,248.72	0.00	0.00	N/A	01/11/31	--	30,900,000.00	30,900,000.00	01/11/23
11	453012437	Various Various		Various	Actual/360	3.205%	72,689.22	0.00	0.00	N/A	12/01/30	--	26,338,000.00	26,338,000.00	01/01/23
12	310956702	OF	San Jose	CA	Actual/360	2.868%	54,323.19	0.00	0.00	11/06/30	11/06/32	--	22,000,000.00	22,000,000.00	01/06/23
13	453012432	RT	Cambridge	MA	Actual/360	3.150%	54,250.00	0.00	0.00	N/A	11/01/30	--	20,000,000.00	20,000,000.00	01/01/23
14	470123070	MF	Hollis	NY	Actual/360	3.000%	49,609.23	34,711.58	0.00	N/A	01/01/31	--	19,203,572.48	19,168,860.90	01/01/23
15	2061476	OF	Roseburg	OR	Actual/360	3.220%	49,910.00	0.00	0.00	N/A	12/01/30	--	18,000,000.00	18,000,000.00	01/01/23
16	2060916	OF	Highland Hills	OH	Actual/360	2.700%	39,525.00	0.00	0.00	N/A	01/05/31	--	17,000,000.00	17,000,000.00	01/05/23
17	300802155	SS	Laguna Hills	CA	Actual/360	3.045%	43,264.38	0.00	0.00	N/A	01/01/31	--	16,500,000.00	16,500,000.00	01/01/23
18	300802163	IN	Irvine	CA	Actual/360	2.970%	38,362.50	0.00	0.00	N/A	02/01/31	--	15,000,000.00	15,000,000.00	01/01/23
19	600956393	SS	Southfield	MI	Actual/360	3.591%	46,383.75	0.00	0.00	N/A	01/11/31	--	15,000,000.00	15,000,000.00	01/11/23
20	2062483	IN	Various	OH	Actual/360	3.810%	47,572.08	0.00	0.00	N/A	02/01/31	--	14,500,000.00	14,500,000.00	12/01/22
21	310955573	RT	Manteca	CA	Actual/360	3.435%	42,594.00	0.00	0.00	N/A	10/11/30	--	14,400,000.00	14,400,000.00	01/11/23
22	310956258	Various Various		FL	Actual/360	3.364%	38,202.24	22,281.55	0.00	N/A	01/11/31	--	13,187,837.74	13,165,556.19	01/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 33

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
23	310956582	MU	Seattle	WA	Actual/360	3.626%	40,903.29	0.00	0.00	N/A	02/11/31	--	13,100,000.00	13,100,000.00	01/11/23
24	310955978	OF	Westlake Village	CA	Actual/360	3.307%	32,947.82	0.00	0.00	N/A	01/11/31	--	11,570,000.00	11,570,000.00	01/11/23
25	300802150	SS	Bridgeville	PA	Actual/360	3.387%	33,555.29	0.00	0.00	N/A	01/01/31	--	11,505,000.00	11,505,000.00	01/01/23
			East Manchester
26	410954747	RT		PA	Actual/360	3.651%	31,439.17	0.00	0.00	N/A	01/11/31	--	10,000,000.00	10,000,000.00	01/11/23
			Towns
27	324370027	OF	Richfield	OH	Actual/360	4.135%	35,013.50	13,024.36	0.00	N/A	01/01/31	--	9,833,334.79	9,820,310.43	01/01/23
28	300802149	SS	Pittsburgh	PA	Actual/360	3.387%	26,920.06	0.00	0.00	N/A	01/01/31	--	9,230,000.00	9,230,000.00	01/01/23
29	2061806	OF	Cupertino	CA	Actual/360	3.480%	26,970.00	0.00	0.00	N/A	01/01/31	--	9,000,000.00	9,000,000.00	01/01/23
30	300802159	IN	Hazleton	PA	Actual/360	3.860%	29,084.03	0.00	0.00	N/A	02/01/31	--	8,750,000.00	8,750,000.00	01/01/23
31	2062896	RT	Anchorage	AK	Actual/360	3.600%	26,195.00	0.00	0.00	N/A	01/01/31	--	8,450,000.00	8,450,000.00	01/01/23
32	2063062	OF	Las Vegas	NV	Actual/360	3.190%	21,975.56	0.00	0.00	N/A	01/01/31	--	8,000,000.00	8,000,000.00	01/01/23
33	470120360	MF	New York	NY	Actual/360	2.990%	18,023.06	0.00	0.00	N/A	02/01/31	--	7,000,000.00	7,000,000.00	01/01/23
34	2063220	MF	New Haven	CT	Actual/360	3.810%	19,685.00	0.00	0.00	N/A	01/01/31	--	6,000,000.00	6,000,000.00	01/01/23
35	410956725	RT	Fresno	CA	Actual/360	3.471%	17,036.82	0.00	0.00	N/A	01/11/31	--	5,700,000.00	5,700,000.00	01/11/23
36	610956430	RT	Glenview	IL	Actual/360	3.441%	14,815.42	0.00	0.00	N/A	01/11/31	--	5,000,000.00	5,000,000.00	01/11/23
37	324370037	SS	New Hanover	NJ	Actual/360	3.240%	12,973.50	0.00	0.00	N/A	01/01/31	--	4,650,000.00	4,650,000.00	01/01/23
38	1957096	OF	New York	NY	Actual/360	4.320%	16,740.00	0.00	0.00	N/A	01/01/31	--	4,500,000.00	4,500,000.00	11/01/22
39	310956025	SS	Hemet	CA	Actual/360	3.250%	12,313.89	0.00	0.00	N/A	12/11/30	--	4,400,000.00	4,400,000.00	01/11/23
40	2063213	Various Various		TX	Actual/360	3.680%	12,976.60	0.00	0.00	N/A	01/01/31	--	4,095,000.00	4,095,000.00	01/01/23
41	300802151	MF	Sunnyside	NY	Actual/360	2.910%	9,647.46	0.00	0.00	N/A	01/01/31	--	3,850,000.00	3,850,000.00	01/01/23
42	470122730	MF	New York	NY	Actual/360	3.280%	8,907.44	27,789.53	0.00	N/A	02/01/31	--	3,153,697.82	3,125,908.29	01/01/23
43	470123350	MF	Jackson Heights	NY	Actual/360	3.290%	9,915.69	0.00	0.00	N/A	01/01/31	--	3,500,000.00	3,500,000.00	01/01/23
44	610955817	OF	San Rafael	CA	Actual/360	4.040%	12,176.11	0.00	0.00	N/A	12/11/30	--	3,500,000.00	3,500,000.00	01/11/23
45	2063049	SS	Dunbar	WV	Actual/360	3.790%	10,794.39	0.00	0.00	N/A	01/01/31	--	3,307,500.00	3,307,500.00	01/01/23
46	470123280	MF	Yonkers	NY	Actual/360	3.350%	8,654.17	0.00	0.00	N/A	01/01/31	--	3,000,000.00	3,000,000.00	01/01/23
47	300802152	MH	Ottawa	KS	Actual/360	4.040%	9,760.62	3,911.52	0.00	N/A	01/01/31	--	2,805,671.28	2,801,759.76	01/01/23
48	2063294	SS	Crystal Lake Island L	IL	Actual/360	3.370%	8,205.25	0.00	0.00	N/A	02/01/31	--	2,827,500.00	2,827,500.00	01/01/23
49	470122240	MF	Brooklyn	NY	Actual/360	3.340%	7,058.75	4,165.36	0.00	N/A	01/01/31	--	2,454,268.70	2,450,103.34	01/01/23
50	470123110	MF	Bayside	NY	Actual/360	3.230%	6,687.37	4,165.37	0.00	N/A	01/01/31	--	2,404,326.20	2,400,160.83	01/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 18 of 33

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
51	470119210	MF	Great Neck	NY	Actual/360	3.310%	6,555.64	0.00	0.00	N/A	01/01/31	--	2,300,000.00	2,300,000.00	01/01/23
52	470122500	MF	Brooklyn	NY	Actual/360	3.370%	6,156.16	3,563.87	0.00	N/A	02/01/31	--	2,121,392.11	2,117,828.24	01/01/23
53	470123030	MF	New York	NY	Actual/360	3.260%	5,614.44	0.00	0.00	N/A	01/01/31	--	2,000,000.00	2,000,000.00	01/01/23
54	470122900	MF	New York	NY	Actual/360	3.330%	5,735.00	0.00	0.00	N/A	01/01/31	--	2,000,000.00	2,000,000.00	01/01/23
55	410956391	98	Laurel	MD	Actual/360	3.817%	6,573.72	0.00	0.00	N/A	12/11/30	--	2,000,000.00	2,000,000.00	01/11/23
56	470123210	MF	New York	NY	Actual/360	3.270%	5,417.64	3,308.45	0.00	N/A	01/01/31	--	1,923,992.65	1,920,684.20	01/01/23
57	470122200	MF	Mt Vernon	NY	Actual/360	3.250%	4,584.05	2,814.46	0.00	N/A	02/01/31	--	1,637,972.77	1,635,158.31	01/01/23
58	470121390	MF	New York	NY	Actual/360	3.390%	4,777.91	2,751.85	0.00	N/A	01/01/31	--	1,636,736.27	1,633,984.42	01/01/23
59	470123260	MF	New York	NY	Actual/360	3.490%	3,906.86	0.00	0.00	N/A	01/01/31	--	1,300,000.00	1,300,000.00	01/01/23
60	470121690	MF	New York	NY	Actual/360	3.450%	3,147.58	1,761.26	0.00	N/A	01/01/31	--	1,059,494.56	1,057,733.30	01/01/23
61	470122630	MF	New York	NY	Actual/360	3.400%	2,927.78	0.00	0.00	N/A	01/01/31	--	1,000,000.00	1,000,000.00	01/01/23
Totals							2,482,852.55	367,434.62	0.00				897,426,579.01	897,059,144.39
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 19 of 33

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	29,469,401.25	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	6,335,670.80	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	43,084,412.20	39,592,737.84	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,915,760.00	2,940,769.37	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	16,806.57	0.00
5	21,047,664.96	14,981,625.25	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,821,252.04	2,866,968.29	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,736,939.04	7,730,842.73	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	5,344,720.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,646,524.20	2,599,771.62	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,127,669.45	4,602,258.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	16,977,934.53	12,759,364.93	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,395,518.78	4,824,929.18	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	891,024.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,539,641.40	1,203,515.07	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,722,594.55	1,510,822.11	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,661,829.47	1,310,948.10	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,270,321.47	881,463.47	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,534,203.69	1,323,379.05	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,398,887.40	1,073,997.20	01/01/22	09/30/22	--	0.00	0.00	47,490.92	47,490.92	0.00	0.00
21	1,407,092.20	1,029,649.38	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,412,831.31	1,152,802.28	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 33

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	1,451,779.90	1,117,341.85	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	872,888.44	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,116,235.87	790,640.17	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,513,793.71	755,911.80	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	900,763.19	573,883.26	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,018,059.46	742,361.98	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	930,762.53	717,757.32	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	828,347.02	609,235.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	715,033.44	536,275.08	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,177,702.70	1,000,132.60	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	324,444.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	471,662.61	237,055.73	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	892.08	0.00
35	495,000.00	370,740.37	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	466,913.50	359,536.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	597,146.58	305,378.22	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	128,299.00	01/01/22	03/31/22	--	0.00	0.00	16,679.12	32,901.87	0.00	0.00
39	623,525.12	640,937.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	235,748.36	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	334,510.28	364,670.60	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	745,070.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	237,403.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	390,531.71	311,935.42	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	371,286.32	299,434.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	114,947.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	320,237.00	277,208.65	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	5,690.02	0.00
48	282,788.98	189,498.17	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	130,717.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	166,409.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 33

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
51	85,420.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	129,188.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	120,780.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	285,781.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	163,325.25	122,898.60	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	119,047.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	101,719.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	(4,873.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	2,460.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	33,798.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	(70,945.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	141,282,870.86	155,095,404.41				0.00	0.00	64,170.04	80,392.79	23,388.67	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/23	1	4,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.212939%	3.188927%	95
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.212867%	3.188852%	96
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.212795%	3.188776%	97
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.212724%	3.188701%	98
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.212653%	3.188625%	99
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.212582%	3.188551%	100
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.212512%	3.188478%	101
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.212427%	3.188388%	102
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.212344%	3.188302%	103
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.212259%	3.188213%	104
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.212177%	3.188127%	105
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.212088%	3.188034%	106
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
20	2062483	12/01/22	0	B	47,490.92	47,490.92	0.00	14,500,000.00
38	1957096	11/01/22	1	1	16,679.12	32,901.87	40,098.08	4,500,000.00	08/04/21	1
Totals					64,170.04	80,392.79	40,098.08	19,000,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		897,059,144	892,559,144	4,500,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-23	897,059,144	892,559,144	4,500,000	0	0	0
Dec-22	897,426,579	897,426,579	0	0	0	0
Nov-22	897,805,946	897,805,946	0	0	0	0
Oct-22	898,171,431	898,171,431	0	0	0	0
Sep-22	898,548,916	898,548,916	0	0	0	0
Aug-22	898,912,460	898,912,460	0	0	0	0
Jul-22	899,275,056	899,275,056	0	0	0	0
Jun-22	899,635,876	899,635,876	0	0	0	0
May-22	899,983,855	899,983,855	0	0	0	0
Apr-22	900,342,908	900,342,908	0	0	0	0
Mar-22	900,689,065	900,689,065	0	0	0	0
Feb-22	901,070,426	901,070,426	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
38	1957096	4,500,000.00	4,500,000.00	10,200,000.00	11/19/21	128,299.00	1.93160	03/31/22	01/01/31	I/O
Totals		4,500,000.00	4,500,000.00	10,200,000.00		128,299.00

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 33

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code² Special Servicing	Comments
38	1957096	OF	NY	08/04/21	1

Subject Loan transferred to Special Servicing on 8/5/21 due to an Appointment of Receiver. The Subject Property, 1049 Fifth Avenue is a 7,751 SF single-tenant medical office condo located on the ground floor of a 23-story residential condo building. The R eceiver has worked to maintain the best interests of the collateral and ensure that all financial and reporting covenants are met in-line with the language instilled by the Loan Documents. Special Servicer is currently pursuing resolution options while ma intaining an active conversation with the Receiver and Court. In February of 2022, an appraisal was finalized with value accretion from origination. In late July 2022, the Guarantor filed for Chapter 11 Bankruptcy protection in Florida. SS has filed a pro of of claim and has been monitoring the case. In November 2022, the parties filed a Settlement Agreement with the BK Court. The SS objected the Settlement Agreement which led to further negotiation in advance of the 12/22 hearing. The BK has been settled and the NY State Court case is slated to be dismissed. Loan remains current aside from legal costs, default interest, and late fees.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
38	0.00	0.00	968.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	968.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			968.75

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Supplemental Notes

None

© 2021 Computershare. All rights reserved. Confidential.	Page 33 of 33